Segment Reporting - Disclosure of Detailed Information About Segments by Geographical Area (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	S/ 4,085,004	S/ 3,899,462	S/ 4,014,013
Non-current assets	3,333,795	4,197,142	4,775,724
Peru [member]
Disclosure of geographical areas [line items]
Revenue	3,454,959	3,347,540	3,589,048
Non-current assets	3,063,146	3,896,920	4,164,342
Chile [member]
Disclosure of geographical areas [line items]
Revenue	388,284	226,891	371,986
Non-current assets	146,891	142,383	407,152
Colombia [member]
Disclosure of geographical areas [line items]
Revenue	241,761	325,031	50,829
Non-current assets	S/ 123,758	S/ 157,839	203,203
Guyana [member]
Disclosure of geographical areas [line items]
Non-current assets			878
Bolivia [member]
Disclosure of geographical areas [line items]
Revenue			2,150
Non-current assets			S/ 149